Hedge accounting (Details 4) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Nominal Value	R$ 282,444	R$ 273,280
Fair value hedges [member]
IfrsStatementLineItems [Line Items]
Book value of the hedged item, Assets	37,771	23,394
Fair value of the hedge item, Assets	37,983	22,716
Variation in fair value recognized in income	327	20
Nominal Value	54,243	37,951
Variation in fair value used to calculate hedge ineffectiveness	(318)	(30)
Hedged item, liabilities	16,569	14,603
Accumulated fair value hedge adjustment on hedged item included in carrying amount, liabilities	16,454	13,905
Hedge Of Loan Operations [Member] | Fair value hedges [member]
IfrsStatementLineItems [Line Items]
Book value of the hedged item, Assets	12,592	16,031
Fair value of the hedge item, Assets	12,597	15,582
Variation in fair value recognized in income	5	(449)
Nominal Value	12,589	16,031
Variation in fair value used to calculate hedge ineffectiveness	(5)	448
Hedge Of Funding [Member] | Fair value hedges [member]
IfrsStatementLineItems [Line Items]
Variation in fair value recognized in income	119	698
Nominal Value	16,304	14,603
Variation in fair value used to calculate hedge ineffectiveness	(120)	(703)
Hedged item, liabilities	16,304	14,603
Accumulated fair value hedge adjustment on hedged item included in carrying amount, liabilities	16,185	13,905
Hedge Of Securities [Member] | Fair value hedges [member]
IfrsStatementLineItems [Line Items]
Book value of the hedged item, Assets	25,179	7,363
Fair value of the hedge item, Assets	25,386	7,134
Variation in fair value recognized in income	207	(229)
Nominal Value	25,105	7,317
Variation in fair value used to calculate hedge ineffectiveness	(197)	R$ 225
Hedge Of Firm Commitments [Member] | Fair value hedges [member]
IfrsStatementLineItems [Line Items]
Book value of the hedged item, Assets
Fair value of the hedge item, Assets
Variation in fair value recognized in income	(4)
Nominal Value	245
Variation in fair value used to calculate hedge ineffectiveness	4
Hedged item, liabilities	265
Accumulated fair value hedge adjustment on hedged item included in carrying amount, liabilities	R$ 269